Business Combinations - Summary Of Assets And Liabilities Recognised As Of The Acquisition Explanatory (Detail) € in Millions	Dec. 31, 2025 EUR (€)
Income tax receivable non-current
Property, plant and equipment	€ 2,880
Assets in the course of construction	829
Intangible asset	460
Other financial assets non-current	154
Investments accounted for using equity method	72
Lease receivable non-current	12
Prepayments non-current	13
Trade and other receivables non-current	31
Deferred customer contract costs non-current	21
Income tax receivable non-current	46
Inventories	164
Trade and other receivables	392
Deferred customer contract costs current	7
Prepayments current	71
Income tax receivable	30
Cash and cash equivalents	769
Other financial assets current	7
Borrowings non-current	(2,631)
Provisions non-current	(50)
Deferred income non-current	(322)
Deferred tax liabilities	(216)
Other long-term liabilities	(20)
Lease liabilities non-current	(560)
Employee benefit obligation non-current	(31)
Fixed assets suppliers non-current	(59)
Accrued interest on borrowings	(57)
Provisions current	(24)
Trade and other payables	(427)
Lease liabilities current	(61)
Employee benefit obligation	(1)
Fixed assets suppliers current	(22)
Income tax liabilities	(12)
Net identifiable assets acquired	1,335
Non-controlling interests	(26)
Deferred income current	(130)
Goodwill	1,700	[1]
Net assets acquired	€ 3,009

[1]	Non-deductible for tax purpose.